Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 317	$ 45	¥ 1,504
Prepaid expenses and other current assets		99	14	112
Due from subsidiaries		536,534	76,723	438,701
Total current assets		536,950	76,782	440,317
Non-current assets:
Intangible assets, net		51,430	7,354
Total non-current assets		51,430	7,354
Total assets		588,380	84,136	440,317
Current liabilities:
Accrued expenses and other current liabilities		19,721	2,820	346,837
Due to intercompany		423,671	60,584	43,927
Excess losses over investment	[1]	42,246	6,040	1,852,411
Total current liabilities		485,638	69,444	2,243,175
Total liabilities		485,638	69,444	2,243,175
Commitments and contingencies
Shareholders’ deficit:
Treasury shares (16,224,888 Class A ordinary shares as of December 31, 2024 and 2025, at cost, respectively)		(486,706)	(69,598)	(486,706)
Additional paid-in capital		1,826,214	261,145	1,643,672
Accumulated other comprehensive income		54,850	7,843	54,266
Accumulated deficit		(1,295,645)	(185,275)	(3,014,534)
Total shareholders’ (deficit) equity		102,742	14,692	(1,802,858)
Total liabilities and shareholders’ equity		588,380	84,136	440,317
Class A Ordinary Shares
Shareholders’ deficit:
Ordinary shares, value		3,955	566	370
Class B Ordinary Shares
Shareholders’ deficit:
Ordinary shares, value		¥ 74	$ 11	¥ 74

[1]	Investments in subsidiaries are accounted for using the equity method in parent-only financial statements. The carrying value is reduced to zero when the Company’s share of losses equals or exceeds its investment. Additional losses are recognized as a liability and classified as “Excess losses over investment” if the Company has related financial obligations; otherwise, they are not recognized. Subsequent profits are recognized only after prior unrecognized losses are recovered.